Restructuring Charges and Cost Savings Initiatives (Schedule Of Restructuring Charges Associated With Each Reportable Segment) (Details) $ in Millions	Aug. 02, 2015 USD ($)
2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 124
2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	94
2015 Initiatives [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	30
2015 Initiatives [Member] | Americas Simple Meals and Beverages [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	54
2015 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	48
2015 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	6
2015 Initiatives [Member] | Global Biscuits and Snacks [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	44
2015 Initiatives [Member] | Global Biscuits and Snacks [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	42
2015 Initiatives [Member] | Global Biscuits and Snacks [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2
2015 Initiatives [Member] | Campbell Fresh [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2015 Initiatives [Member] | Campbell Fresh [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2015 Initiatives [Member] | Campbell Fresh [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2015 Initiatives [Member] | Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	25
2015 Initiatives [Member] | Corporate, Non-Segment [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	3
2015 Initiatives [Member] | Corporate, Non-Segment [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	22
2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	54
2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	41
2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	12
2014 Initiatives [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Americas Simple Meals and Beverages [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	14
2014 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	13
2014 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2014 Initiatives [Member] | Global Biscuits and Snacks [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	38
2014 Initiatives [Member] | Global Biscuits and Snacks [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	26
2014 Initiatives [Member] | Global Biscuits and Snacks [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	11
2014 Initiatives [Member] | Global Biscuits and Snacks [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Campbell Fresh [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Campbell Fresh [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Campbell Fresh [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2014 Initiatives [Member] | Campbell Fresh [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2014 Initiatives [Member] | Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Corporate, Non-Segment [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2014 Initiatives [Member] | Corporate, Non-Segment [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2014 Initiatives [Member] | Corporate, Non-Segment [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	142
2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	31
2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	99
2013 Initiatives [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	12
2013 Initiatives [Member] | Americas Simple Meals and Beverages [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	127
2013 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	28
2013 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	89
2013 Initiatives [Member] | Americas Simple Meals and Beverages [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	10
2013 Initiatives [Member] | Global Biscuits and Snacks [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	14
2013 Initiatives [Member] | Global Biscuits and Snacks [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2
2013 Initiatives [Member] | Global Biscuits and Snacks [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	10
2013 Initiatives [Member] | Global Biscuits and Snacks [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2
2013 Initiatives [Member] | Campbell Fresh [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2013 Initiatives [Member] | Campbell Fresh [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2013 Initiatives [Member] | Campbell Fresh [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0
2013 Initiatives [Member] | Campbell Fresh [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 0